Related Party Transactions	3 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions

17. Related party transactions

The Company has provided and purchased services to and from various affiliates of certain directors or entities under common control. The dollar amounts related to these related party activities are not significant to our unaudited condensed consolidated financial statements. Intercompany balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

The Company has historically disclosed transactions with an entity that was considered a related party under ASC 850, Related Party Disclosures. In the current fiscal year, this entity no longer meets the definition of a related party under ASC 850, as this entity is no longer affiliated with our directors and beneficial owners. Accordingly, transactions with this entity are no longer disclosed as related‑party transactions.